Annual Total Returns - Delaware Tax-Free Arizona Fund - Class A	Aug. 31, 2021
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	8.98%
2012	8.04%
2013	(5.34%)
2014	11.48%
2015	3.03%
2016	0.86%
2017	4.72%
2018	0.71%
2019	7.24%
2020	5.24%